S-K 1602, SPAC Registered Offerings	Oct. 30, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 12 months from the closing of this offering to consummate our initial business combination. In addition, after the closing of this offering, we may also hold a shareholder meeting to seek shareholders’ approval for an amendment to the then existing memorandum and articles of association, as amended, to modify the amount of time or substance we have to consummate an initial business combination
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC, Securities Offered, Redemption Rights [Text Block]
Redemption rights for public shareholders upon completion of our initial business combination	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest earned on the trust account (which interest shall be net of income taxes payable) divided by the number of then issued and outstanding public shares, subject to the limitations described herein.

The amount in the trust account is anticipated to be $10.075 per public share. There will be no redemption rights upon the completion of our initial business combination with respect to our public rights or private units. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private units and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.

Manner of conducting redemptions	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Under NASDAQ rules, asset acquisitions and stock purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirement or we choose to seek shareholder approval for business or other legal reasons. So long as we obtain and maintain a listing for our securities on NASDAQ, we will be required to comply with such rules.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

●	file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.
In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, if enough shareholders tender their shares so that we are unable to satisfy any applicable closing condition set forth in the definitive agreement related to our initial business combination, or we are unable to maintain net tangible assets of at least $5,000,001 immediately prior to or upon consummation of the initial business combination, we will not consummate such business combination.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

●	file proxy materials with the SEC.

We expect that a final proxy statement would be distributed to our shareholders at least 20 calendar days prior to the shareholder meeting. However, we expect that a proxy statement would be made available to such shareholders well in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we currently intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our NASDAQ listing or Exchange Act registration.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under British Virgin Islands law, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the company. In such case, pursuant to the terms of a letter agreement entered into with us, our sponsor, officers and directors have agreed (and their permitted transferees will agree) to vote any founder shares and private shares held by them and any public shares purchased during or after this offering in favor of our initial business combination. We expect that at the time of any shareholder vote relating to our initial business combination, our founders and their permitted transferees will own approximately 20.00% of our issued and outstanding ordinary shares entitled to vote thereon (assuming they do not purchase units in this offering and excluding the private shares) or approximately 21.94% (including the private shares), assuming the over-allotment option is not exercised. If we submit our initial business combination to our public shareholders for a vote, our founders have agreed, pursuant to such letter agreement, to vote their founder shares, private shares and any public shares purchased during or after this offering in favor of our initial business combination. Under Nasdaq listing rule 5635(e)(4), where shareholder approval is required, the minimum vote that will constitute shareholder approval shall be a majority of the total votes cast on the proposal. According to our amended and restated memorandum and articles of association, one-third of our issued and outstanding ordinary shares entitled to vote at the meeting constitutes a quorum. If we seek shareholder approval in connection with the business combination, in addition to our founder shares and private placement shares, in order to have our initial business combination approved, we would need only 2,156,864, or 35.95%, of the 6,000,000 public shares sold in this offering to be voted in favor of a transaction (assuming all outstanding shares are voted), or 875,818, or 14.60%, of the public shares sold in this offering are needed to vote in favor of a transaction (assuming only a quorum is present at such meeting held to vote on our initial business combination) (in either case, assuming the over-allotment option is not exercised). Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against, or abstain from voting on, the proposed transaction.
We have determined not to consummate any business combination unless we have net tangible assets of at least $5,000,001 immediately prior to or upon consummation of the business combination in order to avoid being subject to Rule 419 promulgated under the Securities Act. However, if we seek to consummate an initial business combination with a target business that imposes any type of working capital closing condition or requires us to have a minimum amount of funds available from the trust account upon consummation of such initial business combination, our net tangible asset threshold may limit our ability to consummate such initial business combination (as we may be required to have a lesser number of shares redeemed) and may force us to seek third party financing which may not be available on terms acceptable to us or at all. As a result, we may not be able to consummate such initial business combination and we may not be able to locate another suitable target within the applicable time period, if at all.

Tendering share certificates in connection with a tender offer or redemption rights	We may require our public shareholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to either tender their certificates (if any) to our transfer agent prior to the date set forth in the tender offer documents or proxy materials mailed to such holders, or up to two business days prior to the vote on the proposal to approve our initial business combination in the event we distribute proxy materials, or to deliver their shares to the transfer agent electronically using The Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option, rather than simply voting against the initial business combination. The tender offer or proxy materials, as applicable, that we will furnish to holders of our public shares in connection with our initial business combination will indicate whether we are requiring public shareholders to satisfy such delivery requirements.

Limitation on redemption rights of shareholders holding 15% or more of the shares sold in this offering if we hold shareholder vote	Notwithstanding the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering. We believe the restriction described above will discourage shareholders from accumulating large blocks of shares, and subsequent attempts by such holders to use their ability to redeem their shares as a means to force us or our sponsor or its affiliates to purchase their shares at a significant premium to the then-current market price or on other undesirable terms. Absent this provision, a public shareholder holding more than an aggregate of 15% of the shares sold in this offering could threaten to exercise its redemption rights against a business combination if such holder’s shares are not purchased by us or our sponsor or its affiliates at a premium to the then-current market price or on other undesirable terms. By limiting our shareholders’ ability to redeem to no more than 15% of the shares sold in this offering, we believe we will limit the ability of a small group of shareholders to unreasonably attempt to block our ability to complete our initial business combination, particularly in connection with a business combination with a target that requires as a closing condition that we have a minimum net worth or a certain amount of cash. However, we would not be restricting our shareholders’ ability to vote all of their shares (including all shares held by those shareholders that hold more than 15% of the shares sold in this offering) for or against our initial business combination. Our sponsor, officers and directors have agreed, pursuant to a letter agreement entered into with us, to waive their right to have any founder shares, private shares or public shares held by them redeemed in connection with our initial business combination. Unless any of our other affiliates acquires founder shares through a permitted transfer from a founder, and thereby becomes subject to the letter agreement, no such affiliate is subject to this waiver. However, to the extent any such affiliate acquires public shares in this offering or thereafter through open market purchases, it would be a public shareholder and subject to the 15% limitation in connection with any such redemption right.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We have not selected any specific business combination target but may enter into agreements with a target with enterprise values that are greater than what we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. Such additional financing may be in the form of a private investment in a public entity (“PIPE”), which may be in the form of an equity, debt or convertible debt transactions. These financing transactions would be designed to ensure a return on investment to the investor in exchange for assisting the company in completing the business combination or providing sufficient liquidity to the post-combination company. The price of the shares we issue may therefore be less, and potentially significantly less, than the market price for our shares at such time. Any such issuances of equity securities could dilute the interests of our existing shareholders. These financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. We cannot assure you that financing will be available to us on acceptable terms, if at all. None of our insiders or their affiliates or designees are obligated to provide any such financing to us. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate.

In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our directors, officers or shareholders is required to provide any financing to us in connection with or after our initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
QUANT CORE HOLDINGS LIMITED	1,500,000 ordinary shares without the exercise of over-allotment option; or up to 1,725,000 ordinary shares with the exercise of the over-allotment option (1)	$25,000, or $0.0167 per share without the exercise of over-allotment option, or $25,000 or $0.0145 per share with the exercise of the over-allotment option in full

	186,275 private units without the exercise of over-allotment option; or up to 198,650 private units with the exercise of over-allotment option (2)	$1,862,750, or $10.00 per unit (without the exercise of over-allotment option); or $1,986,500 or $10.00 per unit (with the exercise of over-allotment option)

	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

	Up to $3,000,000 in working capital loans may be converted into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under British Virgin Islands law, our directors owe fiduciary duties to our company, including a duty of loyalty, a duty to act honestly, and a duty to act in good faith in what they consider to be in our best interests. Our directors must also exercise their powers only for a proper purpose. Our directors also have a duty to exercise the skills they actually possess and such care and diligence that a reasonably prudent person would exercise in comparable circumstances.

In fulfilling their duty of care to us, our directors must ensure compliance with our amended and restated memorandum and articles of association as may be amended from time to time. Our company has a right to seek damages against any director who breaches a duty owed to us.

A director may, subject to any separate requirement for audit committee approval under applicable law, the amended and restated memorandum and articles of association or the NASDAQ Stock Market Listing Rules, or disqualification by the chairman of the relevant board meeting, vote in respect of any contract or transaction in which he or she is interested, provided that the nature of the interest of any directors in such contract or transaction is disclosed by him or her at or prior to its consideration and any vote in that matter.

Members of our management team may become an officer or director of another special purpose acquisition company with a class of securities registered under the Exchange Act even before we have entered into a definitive agreement regarding our initial business combination. Potential investors should also be aware of the following other potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

●	Each of our officers and directors presently has and all of them in the future may have additional, fiduciary or contractual obligations to other entities, including any other special purpose acquisition company with a class of securities registered under the Exchange Act, even before we enter into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within the prescribed timeline. In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “— Directors and Officers.”

●	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which our sponsor, officers and directors have agreed to waive their redemption rights with respect to our founder shares, private shares and public shares in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their redemption rights with respect to their founder shares and private shares if we fail to consummate our initial business combination within 12 months after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units held in the trust account will be used to fund the redemption of our public shares, and the rights will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property; unless different transfer restrictions are otherwise approved by public shareholders in connection with the business combination. Notwithstanding the foregoing, if the last sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private units, private shares, private rights and the ordinary shares underlying such rights will not be transferable, assignable or salable by our sponsor until the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Our directors and officers may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

●	The founders’ shares beneficially owned by our founders, officers and directors and the private units purchased by our sponsor, and any rights which our officers or directors may purchase in the aftermarket, will expire worthless if a business combination is not consummated. This is because the holders will not receive liquidation distributions from the trust account with respect to any of the founders’ shares, private shares or rights.

●	Our founders, officers and directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our founders, officers and directors or their affiliates or designees to finance transaction costs in connection with an intended initial business combination. Up to $3,000,000 of such loans may be convertible into working capital units at a price of $10.00 per unit at the option of the lender. Such working capital units would be identical to the private units sold in the private placement.

●	We will not pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee, success fee or other compensation in order to effectuate the completion of our initial business combination, and any out-of-pocket expenses properly incurred on our behalf may instead be reimbursed in accordance with the amended and restated memorandum and articles of association.

●

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

The conflicts described above may not be resolved in our favor.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Chun Hin Leslie Chow	Phase Scientific International Limited	Biotechnology and medical diagnostics	Chief Financial Officer and shareholder
Tat Tak Teddy Kwong	Plouton Financial Group	Asset management and investment advisory services	Responsible Officer for licensed activities of Types 1 and 4.
Sze Ho Freddy Yeung	Celestica Inc.	Global electronics manufacturing services	Supply Chain Management Manager
	The CEO Foundation	Hong Kong non-governmental organization delivering animal-assisted intervention programs.	Program & Marketing Director.
Amy DeBuysere	Fibocom Wireless Inc.	Sale of wireless communication modules and Internet of Things AI solutions	Vice President of Business Development & Sales.
Tracy Chui-Kam Ng	Lianhe Sowell International Group Ltd	Trading of electronic products and software development	Chief Financial Officer

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under British Virgin Islands law.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions for the type of company we are seeking to acquire or an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed, pursuant to the terms of a letter agreement entered into with us, to vote any founder shares held by them (and their permitted transferees will agree) and any public shares purchased during or after the offering in favor of our initial business combination.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

In addition, the table below shows material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering. The table below assumes: Scenario A) 25% of the maximum number of our public shares are redeemed, Scenario B) 50% of the maximum number of our public shares are redeemed, Scenario C) 75% of maximum number of our public shares are redeemed, and Scenario D) the maximum number of our public shares are redeemed that would permit us to maintain net tangible assets of $5,000,001.

As of July 10, 2026
	Without Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions(1)	Scenario B 50% of maximum redemptions(2)	Scenario C 75% of maximum redemptions(3)	Scenario D maximum redemptions(4)
Offering price of $8.00 included in the units (adjusted to include the value of the rights)	$8.00	$8.00	$8.00	$8.00
Pro forma net tangible book value per share, as adjusted*	$5.99	$5.11	$3.76	$1.37
Dilution to public shareholders	$2.01	$2.89	$4.24	$6.63

*	The pro forma net tangible book value per share after the offering is calculated as follows
Numerator:
Net tangible book value before this offering	$(85,014)	$(85,014)	$(85,014)	$(85,014)
Net proceeds from this offering and sale of the private units, net of expenses(9)	60,950,000	60,950,000	60,950,000	60,950,000
Plus: Offering costs accrued in advance, excluded from tangible book value	84,600	84,600	84,600	84,600

Less: Proceeds held in trust subject to redemption (10)	(13,967,574)	(27,935,147)	(41,902,721)	(55,870,295)
Less: Over-allotment option liability	(79,290)	(79,290)	(79,290)	(79,290)
	$40,902,722	$32,935,149	$18,967,575	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering (10)	1,725,000	1,725,000	1,725,000	1,725,000
Less: Ordinary shares forfeited if over-allotment is not exercised	(225,000)	(225,000)	(225,000)	(225,000)
Ordinary shares included in the public units offered	6,000,000	6,000,000	6,000,000	6,000,000
Ordinary shares included in the private units	186,275	186,275	186,275	186,275
Ordinary shares underlying the rights to be included in the public units	1,500,000	1,500,000	1,500,000	1,500,000
Ordinary shares underlying the rights to be included in the private units	46,568	46,568	46,568	46,568
Less: Shares subject to redemption	(1,396,757)	(2,793,514)	(4,190,271)	(5,587,029)
	7,836,086	6,439,329	5,042,572	3,645,814

(1)	The numbers set forth in this column assume that 1,396,757 public shares, or 25%, of 5,587,029 public shares are redeemed.
(2)	The numbers set forth in this column assume that 2,793,514 public shares, or 50%, of 5,587,029 public shares are redeemed.
(3)	The numbers set forth in this column assume that 4,190,271 public shares, or 75%, of 5,587,029 public shares are redeemed.
(4)	The numbers set forth in this column assume that 5,587,029 public shares are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.

As of July 10, 2026
	With Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions(5)	Scenario B 50% of maximum redemptions(6)	Scenario C 75% of maximum redemptions(7)	Scenario D maximum redemptions(8)
Offering price of $8.00 included in the units (adjusted to exclude the value of the rights)	$8.00	$8.00	$8.00	$8.00
Pro forma net tangible book value per share, as adjusted*	$5.99	$5.10	$3.71	$1.22
Dilution to public shareholders	$2.01	$2.90	$4.29	$6.78

*	The pro forma net tangible book value per share after the offering is calculated as follows
Numerator:
Net tangible book value before this offering	$(85,014)	$(85,014)	$(85,014)	$(85,014)
Net proceeds from this offering and sale of the private units, net of expenses(9)	70,017,500	70,017,500	70,017,500	70,017,500
Plus: Offering costs accrued in advance, excluded from tangible book value	84,600	84,600	84,600	84,600

Less: Proceeds held in trust subject to redemption (10)	(16,254,271)	(32,508,543)	(48,762,814)	(65,017,085)
	$53,762,815	$37,508,543	$21,254,272	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering (10)	1,725,000	1,725,000	1,725,000	1,725,000
Ordinary shares included in the public units offered	6,900,000	6,900,000	6,900,000	6,900,000
Ordinary shares included in the private units	198,650	198,650	198,650	198,650
Ordinary shares underlying the rights to be included in the public units	1,725,000	1,725,000	1,725,000	1,725,000
Ordinary shares underlying the rights to be included in the private units	49,662	49,662	49,662	49,662
Less: Shares subject to redemption	(1,625,427)	(3,250,854)	(4,876,281)	(6,501,708)
	8,972,885	7,347,458	5,722,031	4,096,604

(5)	The numbers set forth in this column assume that 1,625,427 public shares, or 25%, of 6,501,708 public shares are redeemed.
(6)	The numbers set forth in this column assume that 3,250,854 public shares, or 50%, of 6,501,708 public shares are redeemed.
(7)	The numbers set forth in this column assume that 4,876,281 public shares, or 75%, of 6,501,708 public shares are redeemed.
(8)	The numbers set forth in this column assume that 6,501,708 public shares are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
(9)	Expenses applied against gross proceeds include offering expenses of $537,750 (excluding the underwriting discount). See “Use of Proceeds.”
(10)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The difference between the public offering price per share of ordinary shares, assuming no value is attributed to the units included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value per share of our ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

As of July 10, 2026, our net tangible book deficit was $85,014, or approximately $0.03 per share of ordinary shares. For purposes of the dilution calculation, in order to present the maximum estimated dilution as a result of this offering, we have assumed (i) the issuance of one-fourth of a share for each right outstanding, as such issuance will occur upon a business combination without the payment of additional consideration and (ii) the number of ordinary shares included in the units offered hereby will be deemed to be 7,500,000 ordinary shares (consisting of 6,000,000 ordinary shares included in the units we are offering by this prospectus and 1,500,000 ordinary shares for the outstanding rights), and the price per share in this offering will be deemed to be $8.00. After giving effect to the sale of 6,000,000 ordinary shares included in the units we are offering by this prospectus (or 6,900,000 ordinary shares if the underwriters’ over-allotment option is exercised in full) and assuming the issuance of 1,500,000 ordinary shares upon the conversion of the rights included in the units (or 1,725,000 ordinary shares if the underwriters’ over-allotment option is exercised in full), the sale of the private units and estimated expenses of this offering, our pro forma net tangible book value would have been $60,870,296 or $6.59 per share (or $70,017,086 or $6.61 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate increase in net tangible book value of $6.65 per share (or $6.66 per share if the underwriters’ over-allotment option is exercised in full) to the founders and an immediate dilution of 17.6% or $1.41 per share (or 17.4% or $1.39 per share if the underwriters’ over-allotment option is exercised in full) to new investors not exercising their conversion/tender rights.